UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

May 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES—98.25%

AEROSPACE & DEFENSE—2.98%
United Technologies Corp.
4.38%, 05/01/10	$26,335,000	$25,285,550
4.88%, 05/01/15	24,045,000	22,569,479
5.40%, 05/01/35	25,190,000	22,703,243

		70,558,272
AUTO MANUFACTURERS—1.00%
DaimlerChrysler N.A. Holding Corp.
5.88%, 03/15/11	24,045,000	23,780,986

		23,780,986
BANKS—11.71%
BAC Capital Trust XI
6.63%, 05/23/36	22,900,000	22,847,559
Bank of America Corp.
4.50%, 08/01/10	25,190,000	24,234,921
4.75%, 08/01/15	26,335,000	24,370,672
Fifth Third Bancorp
4.20%, 02/23/10	24,045,000	22,959,969
HSBC Holdings PLC
6.50%, 05/02/36	24,045,000	23,972,504
US Bancorp
4.50%, 07/29/10	24,045,000	23,125,760
US Bank N.A.
4.95%, 10/30/14	24,045,000	22,682,610
Wachovia Corp.
4.38%, 06/01/10	24,045,000	23,069,494
5.25%, 08/01/14	24,045,000	23,003,731
5.50%, 08/01/35	24,045,000	21,207,570
Wells Fargo & Co.
4.88%, 01/12/11	24,045,000	23,366,691
Wells Fargo Bank N.A.
5.75%, 05/16/16	22,900,000	22,591,079

		277,432,560
BIOTECHNOLOGY—1.01%
Amgen Inc.
4.00%, 11/18/09	25,190,000	24,009,345

		24,009,345
CHEMICALS—0.96%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10	24,045,000	22,806,202

		22,806,202
COMPUTERS—0.97%
International Business Machines Corp.
4.75%, 11/29/12	24,045,000	22,889,758

		22,889,758

COSMETICS & PERSONAL CARE—0.97%
Procter & Gamble Co.
5.80%, 08/15/34	24,045,000	23,005,895

		23,005,895
DIVERSIFIED FINANCIAL SERVICES—30.57%
American Express Credit Corp.
5.00%, 12/02/10	24,045,000	23,490,883
American General Finance Corp.
5.40%, 12/01/15	24,045,000	22,910,557
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	24,045,000	23,113,737
5.30%, 10/30/15	24,045,000	22,837,340
Caterpillar Financial Services Corp.
4.50%, 06/15/09	24,045,000	23,363,805
CIT Group Inc.
5.40%, 01/30/16	24,045,000	22,801,753
5.60%, 04/27/11	22,900,000	22,748,974
Citigroup Inc.
5.00%, 09/15/14	25,190,000	23,734,018
5.13%, 02/14/11	24,045,000	23,585,139
5.85%, 12/11/34	24,045,000	22,871,484
Countrywide Financial Corp.
6.25%, 05/15/16	24,045,000	23,797,336
Countrywide Home Loans Inc.
4.00%, 03/22/11	25,190,000	23,294,578
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	24,045,000	23,353,947
4.88%, 01/15/15	24,045,000	22,228,040
General Electric Capital Corp.
5.00%, 11/15/11	24,045,000	23,345,531
5.00%, 01/08/16	26,335,000	24,809,545
HSBC Finance Corp.
5.25%, 01/14/11	24,045,000	23,570,352
5.50%, 01/19/16	24,045,000	23,019,841
International Lease Finance Corp.
5.45%, 03/24/11	25,190,000	24,805,097
John Deere Capital Corp.
7.00%, 03/15/12	25,190,000	26,735,406
JP Morgan Chase & Co.
5.13%, 09/15/14	24,045,000	22,766,888
5.60%, 06/01/11	24,045,000	23,999,916
JP Morgan Chase Capital XV
5.88%, 03/15/35	25,190,000	22,485,098
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	24,045,000	22,980,287
5.50%, 04/04/16	22,900,000	21,997,396
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	24,045,000	22,987,381
6.05%, 05/16/16	24,045,000	23,926,939
Morgan Stanley
5.05%, 01/21/11	24,045,000	23,416,103
5.38%, 10/15/15	24,045,000	22,853,089
Residential Capital Corp.
6.38%, 06/30/10	24,045,000	23,732,655
SLM Corp.
4.50%, 07/26/10	24,045,000	23,016,235

		724,579,350
ELECTRIC—1.89%
Dominion Resources Inc.
5.15%, 07/15/15	24,045,000	22,164,921
5.95%, 06/15/35	25,190,000	22,659,287

		44,824,208

FOOD—0.97%
Kraft Foods Inc.
4.13%, 11/12/09	24,045,000	22,904,786

		22,904,786
FOREST PRODUCTS & PAPER—1.98%
International Paper Co.
4.00%, 04/01/10	24,045,000	22,549,641
Weyerhaeuser Co.
7.38%, 03/15/32	24,045,000	24,466,028

		47,015,669
HOUSEHOLD PRODUCTS & WARES—0.97%
Clorox Co. (The)
4.20%, 01/15/10	24,045,000	22,895,048

		22,895,048
INSURANCE—3.87%
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	24,045,000	22,934,963
4.85%, 01/15/15	24,045,000	22,487,485
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	25,190,000	24,443,746
5.75%, 09/15/15	22,900,000	21,920,453

		91,786,647
MEDIA—5.83%
Comcast Corp.
5.45%, 11/15/10	24,045,000	23,679,756
5.90%, 03/15/16	25,190,000	24,343,238
6.45%, 03/15/37	24,045,000	22,526,558
Cox Communications Inc.
4.63%, 01/15/10	24,045,000	22,975,238
5.45%, 12/15/14	24,045,000	22,478,589
News America Inc.
6.20%, 12/15/34	24,045,000	22,088,579

		138,091,958
OIL & GAS—0.95%
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	22,900,000	22,621,765

		22,621,765
OIL & GAS SERVICES—1.01%
Halliburton Co.
5.50%, 10/15/10	24,045,000	23,912,753

		23,912,753
PHARMACEUTICALS—3.88%
Abbott Laboratories
5.60%, 05/15/11	24,045,000	23,995,708
5.88%, 05/15/16	22,900,000	22,839,201
Merck & Co. Inc.
4.75%, 03/01/15	24,045,000	22,052,511
Wyeth
5.50%, 02/15/16	24,045,000	23,125,880

		92,013,300
PIPELINES—1.96%
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	26,335,000	23,898,222
5.80%, 03/15/35	26,335,000	22,447,032

		46,345,254

REAL ESTATE—0.97%
EOP Operating LP
4.65%, 10/01/10	24,045,000	23,037,515

		23,037,515
REAL ESTATE INVESTMENT TRUSTS—1.02%
iStar Financial Inc.
5.15%, 03/01/12	25,190,000	24,162,122

		24,162,122
RETAIL—4.84%
Home Depot Inc.
5.20%, 03/01/11	24,045,000	23,696,468
5.40%, 03/01/16	25,190,000	24,392,485
Wal-Mart Stores Inc.
4.13%, 02/15/11	24,045,000	22,656,522
4.50%, 07/01/15	24,045,000	21,886,841
5.25%, 09/01/35	25,190,000	22,058,001

		114,690,317
SAVINGS & LOANS—2.98%
Washington Mutual Inc.
4.20%, 01/15/10	25,190,000	24,001,158
5.13%, 01/15/15	24,045,000	22,458,872
World Savings Bank
4.13%, 12/15/09	25,190,000	24,043,351

		70,503,381
SOFTWARE—1.02%
First Data Corp.
4.50%, 06/15/10	25,190,000	24,122,196

		24,122,196
TELECOMMUNICATIONS—11.07%
AT&T Inc.
6.80%, 05/15/36	22,900,000	22,847,559
AT&T Wireless Services Inc.
8.13%, 05/01/12	25,190,000	27,935,458
BellSouth Corp.
4.20%, 09/15/09	25,190,000	24,059,473
Cisco Systems Inc.
5.25%, 02/22/11	24,045,000	23,676,871
5.50%, 02/22/16	25,190,000	24,306,209
Embarq Corp.
8.00%, 06/01/36	24,045,000	24,714,413
SBC Communications Inc.
4.13%, 09/15/09	24,045,000	22,912,721
5.10%, 09/15/14(1)	25,190,000	23,553,784
Verizon Communications Inc.
5.35%, 02/15/11	24,045,000	23,541,017
5.55%, 02/15/16	24,045,000	22,815,820
Verizon Global Funding Corp.
5.85%, 09/15/35	25,190,000	22,040,116

		262,403,441
TEXTILES—1.82%
Mohawk Industries Inc.
5.75%, 01/15/11	15,114,000	14,895,905
6.13%, 01/15/16	29,083,000	28,279,873

		43,175,778

UTILITIES—1.05%
TXU Energy Co.
7.00%, 03/15/13	24,045,000	24,898,477

		24,898,477

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,424,865,402)		2,328,466,983

Security	Principal	Value
SHORT-TERM INVESTMENTS—0.54%

CERTIFICATES OF DEPOSIT(2)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	4,030	4,030
Toronto-Dominion Bank
3.94%, 07/10/06	20,149	20,149
Washington Mutual Bank
5.04%, 06/21/06	40,299	40,299
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	44,329	44,329

		108,807
COMMERCIAL PAPER(2)—0.04%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	38,284	38,207
Aspen Funding Corp.
5.01%, 06/19/06	30,224	30,148
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	50,373	50,273
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	50,373	50,214
Bryant Park Funding LLC
5.02%, 06/20/06	32,239	32,154
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	30,224	30,124
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	40,977	40,956
CC USA Inc.
5.03%, 10/24/06	8,060	7,896
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	46,964	46,910
Charta LLC
4.96%, 06/21/06-06/23/06	34,254	34,153
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	36,269	36,156
Curzon Funding LLC
5.01%, 06/15/06	10,075	10,055
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	16,930	16,898
Falcon Asset Securitization Corp.
5.01%, 06/09/06	20,149	20,127
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	45,430	45,292
General Electric Capital Corp.
4.96%, 06/29/06	26,194	26,093

General Electric Co.
5.00%, 06/30/06	18,134	18,061
Giro Funding Corp.
5.02%, 06/27/06	20,149	20,076
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06	13,702	13,427
Household Finance Corp.
5.04%, 06/06/06	32,239	32,216
Jupiter Securitization Corp.
4.97% - 5.01%, 06/02/06 - 06/19/06	93,522	93,391
KKR Atlantic Funding Trust
5.06%, 06/22/06	20,149	20,090
KKR Pacific Funding Trust
5.06%, 06/21/06 - 06/26/06	62,453	62,249
Lexington Parker Capital
5.02%, 06/19/06	20,323	20,272
Mont Blanc Capital Corp.
5.01%, 06/21/06	30,176	30,092
Park Granada LLC
4.96%, 06/19/06	18,739	18,692
Park Sienna LLC
4.96% - 5.02%, 06/20/06 - 06/23/06	28,209	28,127
Scaldis Capital LLC
5.01%, 06/07/06	40,299	40,265
Sydney Capital Corp.
5.01%, 06/07/06	13,738	13,726
Thunder Bay Funding Inc.
4.97%, 06/15/06	12,171	12,147
Tulip Funding Corp.
5.00%, 06/01/06	20,149	20,149
Variable Funding Capital Corp.
4.95% - 4.98%, 06/02/06 - 06/29/06	42,314	42,203

		1,000,839
MEDIUM-TERM NOTES(2)—0.01%
Bank of America N.A.
5.28%, 04/20/07	10,075	10,075
K2 USA LLC
3.94%, 07/07/06	24,179	24,179
Marshall & Ilsley Bank
5.18%, 12/15/06	40,299	40,374
Sigma Finance Inc.
5.13%, 03/30/07	14,105	14,105
Toronto-Dominion Bank
3.81%, 06/20/06	50,373	50,374
US Bank N.A.
2.85%, 11/15/06	8,060	7,992

		147,099
REPURCHASE AGREEMENTS—0.41%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $100,761 (collateralized by U.S. Government obligations, value $113,134, 5.00% to 5.50%, 2/1/34 to 7/1/34).(2)	100,747	100,747
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $141,065 (collateralized by non-U.S. Government debt securities, value $143,989, 2.88% to 9.46%, 8/1/06 to 11/15/33).(2)	141,045	141,045

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $60,457 (collateralized by non-U.S. Government debt securities, value $66,551, 0.47% to 7.40%, 2/25/31 to 11/10/42).(2)	60,448	60,448
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $100,761 (collateralized by non-U.S. Government debt securities, value $105,874, 4.38% to 5.79%, 5/25/34 to 4/25/36).(2)	100,747	100,747
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $20,152 (collateralized by non-U.S. Government debt securities, value $23,095, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	20,149	20,149
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $100,761 (collateralized by U.S. Government obligations, value $102,849, 4.50% to 7.50%, 12/1/19 to 12/1/35).(2)	100,747	100,747
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $40,305 (collateralized by non-U.S. Government debt securities, value $41,140, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	40,299	40,299
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $60,457 (collateralized by non-U.S. Government debt securities, value $63,525, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	60,448	60,448
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $8,998,139 (collateralized by U.S. Government obligations, value $9,176,922, 4.75%, 11/15/08).	8,996,982	8,996,982
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $80,608 (collateralized by non-U.S. Government debt securities, value $83,086, 4.00% to 8.25%, 11/16/06 to 12/1/25).(2)	80,597	80,597
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $40,305 (collateralized by non-U.S. Government debt securities, value $42,292, 4.38% to 5.77%, 6/26/06 to 6/25/36).(2)	40,299	40,299
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $14,107 (collateralized by non-U.S. Government debt securities, value $17,770, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	14,105	14,105
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $29,731 (collateralized by non-U.S. Government debt securities, value $33,657, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)(3)	28,209	28,209

		9,784,822
TIME DEPOSITS(2)—0.01%
Societe Generale
5.08%, 06/01/06	60,448	60,448
SunTrust Bank
5.00%, 06/01/06	76,090	76,090

		136,538

VARIABLE & FLOATING RATE NOTES(2)—0.07%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(4)	103,165	103,180
American Express Bank
5.04%, 07/19/06	10,075	10,075
American Express Centurion Bank
5.05%, 06/29/06	16,119	16,119
American Express Credit Corp.
5.16%, 03/05/07	12,090	12,097
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(4)	26,194	26,194
Beta Finance Inc.
5.16%, 06/27/07(4)	18,134	18,142
BMW US Capital LLC
5.08%, 05/16/07(4)	40,299	40,299
BNP Paribas
5.14%, 05/18/07(4)	74,553	74,553
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(4)	7,254	7,254
Commodore CDO Ltd.
4.97%, 12/12/06(4)	10,075	10,075
Cullinan Finance Corp.
5.36%, 04/25/07(4)	10,075	10,075
DEPFA Bank PLC
4.92%, 03/15/07	40,299	40,299
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(4)	34,657	34,666
Eli Lilly Services Inc.
4.80%, 06/01/07(4)	40,299	40,299
Fifth Third Bancorp.
5.06%, 01/23/07(4)	80,597	80,597
First Tennessee Bank N.A.
5.21%, 08/25/06	12,090	12,090
General Electric Capital Corp.
4.95%, 06/08/07	18,134	18,147
Hartford Life Global Funding Trusts
5.10%, 06/15/07	40,299	40,299
HBOS Treasury Services PLC
5.00%, 04/24/07(4)	40,299	40,299
K2 USA LLC
5.20%, 04/02/07(4)	14,105	14,105
Leafs LLC
5.08%, 01/22/07-02/20/07(4)	42,133	42,133
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(4)	44,329	44,325
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(4)	19,585	19,585
Marshall & Ilsley Bank
4.88%, 06/15/07	22,164	22,164
Metropolitan Life Global Funding I
5.08%, 06/06/07(4)	60,448	60,448
Mortgage Interest Networking Trust
5.30%, 08/25/06(4)	5,078	5,080
Natexis Banques Populaires
5.06%, 05/15/07(4)	30,224	30,224
National City Bank of Indiana
5.17%, 05/21/07	20,149	20,151
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(4)	108,806	108,810
Newcastle Ltd.
5.10%, 04/24/07(4)	14,205	14,202

Northern Rock PLC
5.08%, 05/03/07(4)	48,358	48,360
Permanent Financing PLC
5.04%, 06/12/06(4)	35,060	35,060
Pfizer Investment Capital PLC
5.04%, 02/15/07(4)	40,299	40,299
Principal Life Global Funding I
5.54%, 02/08/07	18,134	18,193
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(4)	30,224	30,223
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(4)	40,299	40,299
Strips III LLC
5.13%, 07/24/06(4)	9,670	9,670
SunTrust Bank
4.99%, 05/01/07	40,299	40,301
Tango Finance Corp.
5.22%, 04/25/07(4)	27,806	27,803
UniCredito Italiano SpA
4.84%, 06/14/06	52,388	52,388
Union Hamilton Special Funding LLC
4.97%, 09/28/06(4)	40,299	40,299
US Bank N.A.
5.02%, 09/29/06	18,134	18,133
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(4)	67,367	67,368
Wachovia Bank N.A.
5.11%, 05/22/07	80,597	80,597
Wells Fargo & Co.
5.07%, 06/15/07(4)	20,149	20,151
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(4)	50,373	50,373
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(4)	49,930	49,764
Wind Master Trust
5.08%, 08/25/06-09/25/06(4)	13,610	13,610

		1,698,877

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,876,982)		12,876,982

TOTAL INVESTMENTS IN SECURITIES —98.79%
(Cost: $2,437,742,384)		2,341,343,965
Other Assets, Less Liabilities —1.21%		28,644,343

NET ASSETS —100.00%		$2,369,988,308

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

May 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.95%
U.S. Treasury Notes
2.63%, 05/15/08(1)	$219,128,000	$209,365,843
2.63%, 03/15/09(1)	196,768,000	184,619,536
2.75%, 08/15/07	481,858,000	468,818,918
3.00%, 11/15/07(1)	344,903,000	335,007,722
3.00%, 02/15/08(1)	362,791,000	350,757,219
3.13%, 09/15/08(1)	127,452,000	122,253,230
3.13%, 10/15/08(1)	117,390,000	112,438,488
3.25%, 08/15/08	84,968,000	81,834,805
3.25%, 01/15/09(1)	61,490,000	58,823,180
3.38%, 12/15/08(1)	122,980,000	118,165,332
3.63%, 06/30/07(1)	163,787,000	161,259,768
3.75%, 05/15/08(1)	525,460,000	513,027,632
4.00%, 09/30/07(1)	243,165,000	239,843,373
4.13%, 08/15/08(1)	280,618,000	275,583,716
4.25%, 10/31/07(1)	167,700,000	165,882,132
4.25%, 11/30/07(1)	58,695,000	58,015,314
4.38%, 01/31/08(1)	136,955,000	135,471,777
4.50%, 02/15/09(1)	175,526,000	173,119,535
4.63%, 02/29/08(1)	106,210,000	105,449,533
4.75%, 11/15/08	196,209,000	194,933,638
4.88%, 04/30/08	83,850,000	83,594,509
4.88%, 05/30/08	67,080,000	66,875,406
4.88%, 05/15/09	195,650,000	194,824,553

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,466,818,334)		4,409,965,159

Security	Principal	Value
SHORT-TERM INVESTMENTS—45.63%

CERTIFICATES OF DEPOSIT(2)—1.26%
Credit Suisse First Boston NY
5.28%, 04/23/07	2,078,490	2,078,490
Toronto-Dominion Bank
3.94%, 07/10/06	10,392,448	10,392,448
Washington Mutual Bank
5.04%, 06/21/06	20,784,896	20,784,896
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	22,863,385	22,863,385

		56,119,219
COMMERCIAL PAPER(2)—11.58%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	19,745,651	19,710,168
Aspen Funding Corp.
5.01%, 06/19/06	15,588,672	15,549,622
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	25,981,119	25,929,174
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	25,981,119	25,898,869
Bryant Park Funding LLC
5.02%, 06/20/06	16,627,916	16,583,906

CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	15,588,672	15,537,050
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	21,134,913	21,123,879
CC USA Inc.
5.03%, 10/24/06	4,156,979	4,072,760
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	24,222,717	24,194,558
Charta LLC
4.96%, 06/21/06-06/23/06	17,667,161	17,615,042
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	18,706,406	18,647,927
Curzon Funding LLC
5.01%, 06/15/06	5,196,224	5,186,100
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	8,732,150	8,715,138
Falcon Asset Securitization Corp.
5.01%, 06/09/06	10,392,448	10,380,878
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	23,431,228	23,360,171
General Electric Capital Corp.
4.96%, 06/29/06	13,510,182	13,458,115
General Electric Co.
5.00%, 06/30/06	9,353,203	9,315,530
Giro Funding Corp.
5.02%, 06/27/06	10,392,448	10,354,769
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	7,066,864	6,925,468
Household Finance Corp.
5.04%, 06/06/06	16,627,916	16,616,277
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	48,236,131	48,168,744
KKR Atlantic Funding Trust
5.06%, 06/22/06	10,392,448	10,361,773
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	32,211,392	32,106,235
Lexington Parker Capital
5.02%, 06/19/06	10,482,031	10,455,721
Mont Blanc Capital Corp.
5.01%, 06/21/06	15,564,146	15,520,825
Park Granada LLC
4.96%, 06/19/06	9,664,976	9,641,007
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	14,549,427	14,507,130
Scaldis Capital LLC
5.01%, 06/07/06	20,784,896	20,767,540
Sydney Capital Corp.
5.01%, 06/07/06	7,085,571	7,079,654
Thunder Bay Funding Inc.
4.97%, 06/15/06	6,277,454	6,265,321
Tulip Funding Corp.
5.00%, 06/01/06	10,392,448	10,392,448
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	21,824,140	21,767,119

		516,208,918
MEDIUM-TERM NOTES(2)—1.70%
Bank of America N.A.
5.28%, 04/20/07	5,196,224	5,196,224
K2 USA LLC
3.94%, 07/07/06	12,470,937	12,470,876
Marshall & Ilsley Bank
5.18%, 12/15/06	20,784,896	20,823,500
Sigma Finance Inc.
5.13%, 03/30/07	7,274,713	7,274,713
Toronto-Dominion Bank
3.81%, 06/20/06	25,981,119	25,981,252
US Bank N.A.
2.85%, 11/15/06	4,156,979	4,121,978

		75,868,543

REPURCHASE AGREEMENTS—9.85%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $51,969,499 (collateralized by U.S. Government obligations, value $58,351,417, 5.00% to 5.50%, 2/1/34 to 7/1/34).(2)	51,962,239	51,962,239
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $72,757,467 (collateralized by non-U.S. Government debt securities, value $74,265,440, 2.88% to 9.46%, 8/1/06 to 11/15/33).(2)	72,747,135	72,747,135
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $31,181,780 (collateralized by non-U.S. Government debt securities, value $34,325,223, 0.47% to 7.40%, 2/25/31 to 11/10/42).(2)	31,177,343	31,177,343
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $51,969,619 (collateralized by non-U.S. Government debt securities, value $54,606,941, 4.38% to 5.79%, 5/25/34 to 4/25/36).(2)	51,962,239	51,962,239
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $10,393,953 (collateralized by non-U.S. Government debt securities, value $11,911,606, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	10,392,448	10,392,448
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $51,969,514 (collateralized by U.S. Government obligations, value $53,046,742, 4.50% to 7.50%, 12/1/19 to 12/1/35).(2)	51,962,239	51,962,239
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $20,787,848 (collateralized by non-U.S. Government debt securities, value $21,218,697, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	20,784,896	20,784,896
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $31,181,858 (collateralized by non-U.S. Government debt securities, value $32,764,164, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	31,177,343	31,177,343
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $32,636,667 (collateralized by U.S. Government obligations, value $33,285,119, 4.75%, 11/15/08).	32,632,470	32,632,470
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $41,575,703 (collateralized by non-U.S. Government debt securities, value $42,853,497, 4.00% to 8.25%, 11/16/06 to 12/1/25).(2)	41,569,791	41,569,791
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $20,787,848 (collateralized by non-U.S. Government debt securities, value $21,813,200, 4.38% to 5.77%, 6/26/06 to 6/25/36).(2)	20,784,896	20,784,896
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $7,275,766 (collateralized by non-U.S. Government debt securities, value $9,165,477, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	7,274,713	7,274,713
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $15,334,307 (collateralized by non-U.S. Government debt securities, value $17,359,230, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)(3)	14,549,427	14,549,427

		438,977,179

TIME DEPOSITS(2)—1.58%
Societe Generale
5.08%, 06/01/06	31,177,343	31,177,343
SunTrust Bank
5.00%, 06/01/06	39,244,793	39,244,793

		70,422,136
VARIABLE & FLOATING RATE NOTES(2)—19.66%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(4)	53,209,333	53,217,234
American Express Bank
5.04%, 07/19/06	5,196,224	5,196,224
American Express Centurion Bank
5.05%, 06/29/06	8,313,958	8,313,958
American Express Credit Corp.
5.16%, 03/05/07	6,235,469	6,239,332
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(4)	13,510,182	13,510,182
Beta Finance Inc.
5.16%, 06/27/07(4)	9,353,203	9,357,308
BMW US Capital LLC
5.08%, 05/16/07(4)	20,784,896	20,784,896
BNP Paribas
5.14%, 05/18/07(4)	38,452,057	38,452,057
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(4)	3,741,281	3,741,282
Commodore CDO Ltd.
4.97%, 12/12/06(4)	5,196,224	5,196,224
Cullinan Finance Corp.
5.36%, 04/25/07(4)	5,196,224	5,196,224
DEPFA Bank PLC
4.92%, 03/15/07	20,784,896	20,784,896
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(4)	17,875,010	17,879,963
Eli Lilly Services Inc.
4.80%, 06/01/07(4)	20,784,896	20,784,896
Fifth Third Bancorp.
5.06%, 01/23/07(4)	41,569,791	41,569,791
First Tennessee Bank N.A.
5.21%, 08/25/06	6,235,469	6,235,602
General Electric Capital Corp.
4.95%, 06/08/07	9,353,203	9,359,507
Hartford Life Global Funding Trusts
5.10%, 06/15/07	20,784,896	20,784,896
HBOS Treasury Services PLC
5.00%, 04/24/07(4)	20,784,896	20,784,896
K2 USA LLC
5.20%, 04/02/07(4)	7,274,713	7,274,713
Leafs LLC
5.08%, 01/22/07-02/20/07(4)	21,731,033	21,731,033
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(4)	22,863,385	22,861,196
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(4)	10,101,251	10,101,251
Marshall & Ilsley Bank
4.88%, 06/15/07	11,431,693	11,431,693
Metropolitan Life Global Funding I
5.08%, 06/06/07(4)	31,177,343	31,177,343
Mortgage Interest Networking Trust
5.30%, 08/25/06(4)	2,618,897	2,620,312

Natexis Banques Populaires
5.06%, 05/15/07(4)	15,588,672	15,588,672
National City Bank of Indiana
5.17%, 05/21/07	10,392,448	10,393,297
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(4)	56,119,218	56,120,967
Newcastle Ltd.
5.10%, 04/24/07(4)	7,326,676	7,324,734
Northern Rock PLC
5.08%, 05/03/07(4)	24,941,875	24,942,546
Permanent Financing PLC
5.04%, 06/12/06(4)	18,082,859	18,082,861
Pfizer Investment Capital PLC
5.04%, 02/15/07(4)	20,784,896	20,784,896
Principal Life Global Funding I
5.54%, 02/08/07	9,353,203	9,383,435
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(4)	15,588,672	15,587,755
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(4)	20,784,896	20,784,896
Strips III LLC
5.13%, 07/24/06(4)	4,987,701	4,987,701
SunTrust Bank
4.99%, 05/01/07	20,784,896	20,786,071
Tango Finance Corp.
5.22%, 04/25/07(4)	14,341,578	14,340,180
UniCredito Italiano SpA
4.84%, 06/14/06	27,020,364	27,020,023
Union Hamilton Special Funding LLC
4.97%, 09/28/06(4)	20,784,896	20,784,896
US Bank N.A.
5.02%, 09/29/06	9,353,203	9,352,397
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(4)	34,746,138	34,746,138
Wachovia Bank N.A.
5.11%, 05/22/07	41,569,791	41,569,791
Wells Fargo & Co.
5.07%, 06/15/07(4)	10,392,448	10,393,152
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(4)	25,981,119	25,980,775
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(4)	25,752,486	25,666,670
Wind Master Trust
5.08%, 08/25/06-09/25/06(4)	7,019,891	7,019,890

		876,228,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,033,824,647)		2,033,824,647

TOTAL INVESTMENTS IN SECURITIES —144.58%
(Cost: $6,500,642,981)		6,443,789,806
Other Assets, Less Liabilities —(44.58)%		(1,986,862,826)

NET ASSETS —100.00%		$4,456,926,980

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

May 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.61%
U.S. Treasury Bonds
7.25%, 05/15/16	$40,261,000	$46,690,199
9.25%, 02/15/16	65,200,000	85,337,673
9.88%, 11/15/15(1)	13,040,000	17,599,827
11.25%, 02/15/15(1)	229,667,000	327,456,901
U.S. Treasury Notes
4.13%, 05/15/15(1)	217,279,000	201,826,117
4.25%, 08/15/13(1)	138,550,000	131,531,054
4.25%, 11/15/13(1)	261,126,000	247,372,499
4.25%, 11/15/14(1)	66,178,000	62,268,867
4.50%, 11/15/15(1)	21,516,000	20,492,700
4.75%, 05/15/14(1)	99,919,000	97,593,882
5.13%, 05/15/16	53,790,000	53,823,890

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,346,846,247)		1,291,993,609

Security	Principal	Value
SHORT-TERM INVESTMENTS—47.21%

CERTIFICATES OF DEPOSIT(2)—1.29%
Credit Suisse First Boston NY
5.28%, 04/23/07	625,007	625,007
Toronto-Dominion Bank
3.94%, 07/10/06	3,125,034	3,125,034
Washington Mutual Bank
5.04%, 06/21/06	6,250,067	6,250,067
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	6,875,074	6,875,074

		16,875,182
COMMERCIAL PAPER(2)—11.85%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	5,937,564	5,926,894
Aspen Funding Corp.
5.01%, 06/19/06	4,687,550	4,675,808
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	7,812,584	7,796,964
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	7,812,584	7,787,852
Bryant Park Funding LLC
5.02%, 06/20/06	5,000,054	4,986,820
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	4,687,550	4,672,027
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	6,355,318	6,352,000
CC USA Inc.
5.03%, 10/24/06	1,250,013	1,224,689
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	7,283,828	7,275,361
Charta LLC
4.96%, 06/21/06-06/23/06	5,312,557	5,296,885

CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	5,625,060	5,607,475
Curzon Funding LLC
5.01%, 06/15/06	1,562,517	1,559,472
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	2,625,778	2,620,663
Falcon Asset Securitization Corp.
5.01%, 06/09/06	3,125,034	3,121,554
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	7,045,826	7,024,459
General Electric Capital Corp.
4.96%, 06/29/06	4,062,544	4,046,887
General Electric Co.
5.00%, 06/30/06	2,812,530	2,801,202
Giro Funding Corp.
5.02%, 06/27/06	3,125,034	3,113,704
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	2,125,023	2,082,504
Household Finance Corp.
5.04%, 06/06/06	5,000,054	4,996,554
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	14,504,718	14,484,458
KKR Atlantic Funding Trust
5.06%, 06/22/06	3,125,034	3,115,810
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	9,686,042	9,654,421
Lexington Parker Capital
5.02%, 06/19/06	3,151,971	3,144,060
Mont Blanc Capital Corp.
5.01%, 06/21/06	4,680,175	4,667,149
Park Granada LLC
4.96%, 06/19/06	2,906,281	2,899,074
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	4,375,047	4,362,328
Scaldis Capital LLC
5.01%, 06/07/06	6,250,067	6,244,848
Sydney Capital Corp.
5.01%, 06/07/06	2,130,648	2,128,869
Thunder Bay Funding Inc.
4.97%, 06/15/06	1,887,645	1,883,997
Tulip Funding Corp.
5.00%, 06/01/06	3,125,034	3,125,034
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	6,562,571	6,545,424

		155,225,246
MEDIUM-TERM NOTES(2)—1.74%
Bank of America N.A.
5.28%, 04/20/07	1,562,517	1,562,517
K2 USA LLC
3.94%, 07/07/06	3,750,040	3,750,022
Marshall & Ilsley Bank
5.18%, 12/15/06	6,250,067	6,261,676
Sigma Finance Inc.
5.13%, 03/30/07	2,187,524	2,187,524
Toronto-Dominion Bank
3.81%, 06/20/06	7,812,584	7,812,624
US Bank N.A.
2.85%, 11/15/06	1,250,013	1,239,488

		22,813,851
REPURCHASE AGREEMENTS—10.61%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $15,627,351 (collateralized by U.S. Government obligations, value $17,546,409, 5.00% to 5.50%, 2/1/34 to 7/1/34).(2)	15,625,168	15,625,168

Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $21,878,342 (collateralized by non-U.S. Government debt securities, value $22,331,793, 2.88% to 9.46%, 8/1/06 to 11/15/33).(2)	21,875,235	21,875,235
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $9,376,435 (collateralized by non-U.S. Government debt securities, value $10,321,676, 0.47% to 7.40%, 2/25/31 to 11/10/42).(2)	9,375,101	9,375,101
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $15,627,387 (collateralized by non-U.S. Government debt securities, value $16,420,436, 4.38% to 5.79%, 5/25/34 to 4/25/36).(2)	15,625,168	15,625,168
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $3,125,487 (collateralized by non-U.S. Government debt securities, value $3,581,848, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	3,125,034	3,125,034
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $15,627,356 (collateralized by U.S. Government obligations, value $15,951,281, 4.50% to 7.50%, 12/1/19 to 12/1/35).(2)	15,625,168	15,625,168
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $6,250,955 (collateralized by non-U.S. Government debt securities, value $6,380,512, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	6,250,067	6,250,067
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $9,376,459 (collateralized by non-U.S. Government debt securities, value $9,852,262, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	9,375,101	9,375,101
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $16,803,581 (collateralized by U.S. Government obligations, value $17,137,449, 4.75%, 11/15/08).	16,801,420	16,801,420
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $12,501,912 (collateralized by non-U.S. Government debt securities, value $12,886,148, 4.00% to 8.25%, 11/16/06 to 12/1/25).(2)	12,500,134	12,500,134
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $6,250,955 (collateralized by non-U.S. Government debt securities, value $6,559,281, 4.38% to 5.77%, 6/26/06 to 6/25/36).(2)	6,250,067	6,250,067
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,187,841 (collateralized by non-U.S. Government debt securities, value $2,756,081, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	2,187,524	2,187,524
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $4,611,062 (collateralized by non-U.S. Government debt securities, value $5,219,961, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)(3)	4,375,047	4,375,047

		138,990,234
TIME DEPOSITS(2)—1.61%
Societe Generale
5.08%, 06/01/06	9,375,101	9,375,101
SunTrust Bank
5.00%, 06/01/06	11,801,002	11,801,002

		21,176,103

VARIABLE & FLOATING RATE NOTES(2)—20.11%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(4)	16,000,172	16,002,548
American Express Bank
5.04%, 07/19/06	1,562,517	1,562,517
American Express Centurion Bank
5.05%, 06/29/06	2,500,027	2,500,027
American Express Credit Corp.
5.16%, 03/05/07	1,875,020	1,876,182
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(4)	4,062,544	4,062,544
Beta Finance Inc.
5.16%, 06/27/07(4)	2,812,530	2,813,765
BMW US Capital LLC
5.08%, 05/16/07(4)	6,250,067	6,250,067
BNP Paribas
5.14%, 05/18/07(4)	11,562,624	11,562,624
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(4)	1,125,012	1,125,012
Commodore CDO Ltd.
4.97%, 12/12/06(4)	1,562,517	1,562,517
Cullinan Finance Corp.
5.36%, 04/25/07(4)	1,562,517	1,562,517
DEPFA Bank PLC
4.92%, 03/15/07	6,250,067	6,250,067
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(4)	5,375,058	5,376,548
Eli Lilly Services Inc.
4.80%, 06/01/07(4)	6,250,067	6,250,067
Fifth Third Bancorp.
5.06%, 01/23/07(4)	12,500,134	12,500,134
First Tennessee Bank N.A.
5.21%, 08/25/06	1,875,020	1,875,060
General Electric Capital Corp.
4.95%, 06/08/07	2,812,530	2,814,426
Hartford Life Global Funding Trusts
5.10%, 06/15/07	6,250,067	6,250,067
HBOS Treasury Services PLC
5.00%, 04/24/07(4)	6,250,067	6,250,067
K2 USA LLC
5.20%, 04/02/07(4)	2,187,524	2,187,524
Leafs LLC
5.08%, 01/22/07-02/20/07(4)	6,534,573	6,534,573
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(4)	6,875,074	6,874,415
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(4)	3,037,470	3,037,470
Marshall & Ilsley Bank
4.88%, 06/15/07	3,437,537	3,437,537
Metropolitan Life Global Funding I
5.08%, 06/06/07(4)	9,375,101	9,375,101
Mortgage Interest Networking Trust
5.30%, 08/25/06(4)	787,508	787,934
Natexis Banques Populaires
5.06%, 05/15/07(4)	4,687,550	4,687,550
National City Bank of Indiana
5.17%, 05/21/07	3,125,034	3,125,289
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(4)	16,875,181	16,875,707
Newcastle Ltd.
5.10%, 04/24/07(4)	2,203,149	2,202,565
Northern Rock PLC
5.08%, 05/03/07(4)	7,500,081	7,500,282
Permanent Financing PLC
5.04%, 06/12/06(4)	5,437,558	5,437,558

Pfizer Investment Capital PLC
5.04%, 02/15/07(4)	6,250,067	6,250,067
Principal Life Global Funding I
5.54%, 02/08/07	2,812,530	2,821,621
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(4)	4,687,550	4,687,274
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(4)	6,250,067	6,250,067
Strips III LLC
5.13%, 07/24/06(4)	1,499,813	1,499,813
SunTrust Bank
4.99%, 05/01/07	6,250,067	6,250,421
Tango Finance Corp.
5.22%, 04/25/07(4)	4,312,546	4,312,126
UniCredito Italiano SpA
4.84%, 06/14/06	8,125,087	8,124,985
Union Hamilton Special Funding LLC
4.97%, 09/28/06(4)	6,250,067	6,250,067
US Bank N.A.
5.02%, 09/29/06	2,812,530	2,812,288
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(4)	10,448,246	10,448,246
Wachovia Bank N.A.
5.11%, 05/22/07	12,500,134	12,500,134
Wells Fargo & Co.
5.07%, 06/15/07(4)	3,125,034	3,125,246
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(4)	7,812,584	7,812,481
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(4)	7,743,833	7,718,028
Wind Master Trust
5.08%, 08/25/06-09/25/06(4)	2,110,898	2,110,897

		263,484,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $618,564,638)		618,564,638

TOTAL INVESTMENTS IN SECURITIES —145.82%
(Cost: $1,965,410,885)		1,910,558,247
Other Assets, Less Liabilities —(45.82)%		(600,311,314)

NET ASSETS —100.00%		$1,310,246,933

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

May 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.48%
U.S. Treasury Bonds
4.50%, 02/15/36(1)	$106,396,000	$95,091,425
5.25%, 11/15/28(1)	60,970,000	60,360,300
5.25%, 02/15/29(1)	77,586,000	76,801,604
5.38%, 02/15/31(1)	131,186,000	132,718,251
5.50%, 08/15/28(1)	78,926,000	80,667,108
6.13%, 11/15/27	142,040,000	156,228,373
6.13%, 08/15/29	82,410,000	91,147,106
6.25%, 05/15/30(1)	120,198,000	135,413,870
6.38%, 08/15/27(1)	42,612,000	48,137,925
6.50%, 11/15/26	73,700,000	84,190,465
6.63%, 02/15/27(1)	64,722,000	75,027,035
6.75%, 08/15/26(1)	60,300,000	70,638,437

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,210,598,125)		1,106,421,899

Security	Principal	Value
SHORT-TERM INVESTMENTS—40.83%

CERTIFICATES OF DEPOSIT(2)—1.11%
Credit Suisse First Boston NY
5.28%, 04/23/07	463,650	463,650
Toronto-Dominion Bank
3.94%, 07/10/06	2,318,249	2,318,249
Washington Mutual Bank
5.04%, 06/21/06	4,636,499	4,636,499
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	5,100,149	5,100,149

		12,518,547
COMMERCIAL PAPER(2)—10.25%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	4,404,674	4,396,758
Aspen Funding Corp.
5.01%, 06/19/06	3,477,374	3,468,663
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	5,795,624	5,784,036
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	5,795,624	5,777,275
Bryant Park Funding LLC
5.02%, 06/20/06	3,709,199	3,699,382
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	3,477,374	3,465,859
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	4,714,577	4,712,117
CC USA Inc.
5.03%, 10/24/06	927,300	908,513
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	5,403,376	5,397,094
Charta LLC
4.96%, 06/21/06-06/23/06	3,941,024	3,929,398
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	4,172,849	4,159,804

Curzon Funding LLC
5.01%, 06/15/06	1,159,125	1,156,866
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	1,947,886	1,944,091
Falcon Asset Securitization Corp.
5.01%, 06/09/06	2,318,249	2,315,668
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	5,226,818	5,210,967
General Electric Capital Corp.
4.96%, 06/29/06	3,013,724	3,002,110
General Electric Co.
5.00%, 06/30/06	2,086,424	2,078,021
Giro Funding Corp.
5.02%, 06/27/06	2,318,249	2,309,844
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	1,576,410	1,544,868
Household Finance Corp.
5.04%, 06/06/06	3,709,199	3,706,603
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	10,760,062	10,745,032
KKR Atlantic Funding Trust
5.06%, 06/22/06	2,318,249	2,311,407
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	7,185,414	7,161,957
Lexington Parker Capital
5.02%, 06/19/06	2,338,233	2,332,364
Mont Blanc Capital Corp.
5.01%, 06/21/06	3,471,903	3,462,240
Park Granada LLC
4.96%, 06/19/06	2,155,972	2,150,625
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	3,245,549	3,236,114
Scaldis Capital LLC
5.01%, 06/07/06	4,636,499	4,632,627
Sydney Capital Corp.
5.01%, 06/07/06	1,580,582	1,579,263
Thunder Bay Funding Inc.
4.97%, 06/15/06	1,400,315	1,397,609
Tulip Funding Corp.
5.00%, 06/01/06	2,318,249	2,318,249
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	4,868,324	4,855,604

		115,151,028
MEDIUM-TERM NOTES(2)—1.51%
Bank of America N.A.
5.28%, 04/20/07	1,159,125	1,159,125
K2 USA LLC
3.94%, 07/07/06	2,781,899	2,781,886
Marshall & Ilsley Bank
5.18%, 12/15/06	4,636,499	4,645,110
Sigma Finance Inc.
5.13%, 03/30/07	1,622,775	1,622,775
Toronto-Dominion Bank
3.81%, 06/20/06	5,795,624	5,795,653
US Bank N.A.
2.85%, 11/15/06	927,300	919,492

		16,924,041
REPURCHASE AGREEMENTS—9.16%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $11,592,867 (collateralized by U.S. Government obligations, value $13,016,485, 5.00% to 5.50%, 2/1/34 to 7/1/34).(2)	11,591,247	11,591,247

Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $16,230,051 (collateralized by non-U.S. Government debt securities, value $16,566,435, 2.88% to 9.46%, 8/1/06 to 11/15/33).(2)	16,227,746	16,227,746
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $6,955,738 (collateralized by non-U.S. Government debt securities, value $7,656,948, 0.47% to 7.40%, 2/25/31 to 11/10/42).(2)	6,954,748	6,954,748
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $11,592,893 (collateralized by non-U.S. Government debt securities, value $12,181,202, 4.38% to 5.79%, 5/25/34 to 4/25/36).(2)	11,591,247	11,591,247
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,318,585 (collateralized by non-U.S. Government debt securities, value $2,657,129, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	2,318,249	2,318,249
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $11,592,870 (collateralized by U.S. Government obligations, value $11,833,168, 4.50% to 7.50%, 12/1/19 to 12/1/35).(2)	11,591,247	11,591,247
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $4,637,158 (collateralized by non-U.S. Government debt securities, value $4,733,267, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	4,636,499	4,636,499
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $6,955,755 (collateralized by non-U.S. Government debt securities, value $7,308,721, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	6,954,748	6,954,748
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $12,317,780 (collateralized by U.S. Government obligations, value $12,562,519, 4.75%, 11/15/08).	12,316,196	12,316,196
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $9,274,317 (collateralized by non-U.S. Government debt securities, value $9,559,355, 4.00% to 8.25%, 11/16/06 to 12/1/25).(2)	9,272,998	9,272,998
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $4,637,158 (collateralized by non-U.S. Government debt securities, value $4,865,883, 4.38% to 5.77%, 6/26/06 to 6/25/36).(2)	4,636,499	4,636,499
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $1,623,010 (collateralized by non-U.S. Government debt securities, value $2,044,548, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	1,622,775	1,622,775
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $3,420,633 (collateralized by non-U.S. Government debt securities, value $3,872,334, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)(3)	3,245,549	3,245,549

		102,959,748
TIME DEPOSITS(2)—1.40%
Societe Generale
5.08%, 06/01/06	6,954,748	6,954,748
SunTrust Bank
5.00%, 06/01/06	8,754,359	8,754,359

		15,709,107

VARIABLE & FLOATING RATE NOTES(2)—17.40%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(4)	11,869,437	11,871,200
American Express Bank
5.04%, 07/19/06	1,159,125	1,159,125
American Express Centurion Bank
5.05%, 06/29/06	1,854,600	1,854,600
American Express Credit Corp.
5.16%, 03/05/07	1,390,950	1,391,811
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(4)	3,013,724	3,013,724
Beta Finance Inc.
5.16%, 06/27/07(4)	2,086,424	2,087,340
BMW US Capital LLC
5.08%, 05/16/07(4)	4,636,499	4,636,499
BNP Paribas
5.14%, 05/18/07(4)	8,577,523	8,577,523
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(4)	834,570	834,570
Commodore CDO Ltd.
4.97%, 12/12/06(4)	1,159,125	1,159,125
Cullinan Finance Corp.
5.36%, 04/25/07(4)	1,159,125	1,159,125
DEPFA Bank PLC
4.92%, 03/15/07	4,636,499	4,636,499
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(4)	3,987,389	3,988,493
Eli Lilly Services Inc.
4.80%, 06/01/07(4)	4,636,499	4,636,499
Fifth Third Bancorp.
5.06%, 01/23/07(4)	9,272,998	9,272,998
First Tennessee Bank N.A.
5.21%, 08/25/06	1,390,950	1,390,979
General Electric Capital Corp.
4.95%, 06/08/07	2,086,424	2,087,831
Hartford Life Global Funding Trusts
5.10%, 06/15/07	4,636,499	4,636,499
HBOS Treasury Services PLC
5.00%, 04/24/07(4)	4,636,499	4,636,499
K2 USA LLC
5.20%, 04/02/07(4)	1,622,775	1,622,775
Leafs LLC
5.08%, 01/22/07-02/20/07(4)	4,847,554	4,847,554
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(4)	5,100,149	5,099,660
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(4)	2,253,292	2,253,292
Marshall & Ilsley Bank
4.88%, 06/15/07	2,550,074	2,550,074
Metropolitan Life Global Funding I
5.08%, 06/06/07(4)	6,954,748	6,954,748
Mortgage Interest Networking Trust
5.30%, 08/25/06(4)	584,199	584,515
Natexis Banques Populaires
5.06%, 05/15/07(4)	3,477,374	3,477,374
National City Bank of Indiana
5.17%, 05/21/07	2,318,249	2,318,439
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(4)	12,518,547	12,518,937
Newcastle Ltd.
5.10%, 04/24/07(4)	1,634,366	1,633,933
Northern Rock PLC
5.08%, 05/03/07(4)	5,563,799	5,563,948
Permanent Financing PLC
5.04%, 06/12/06(4)	4,033,754	4,033,754

Pfizer Investment Capital PLC
5.04%, 02/15/07(4)	4,636,499	4,636,499
Principal Life Global Funding I
5.54%, 02/08/07	2,086,424	2,093,168
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(4)	3,477,374	3,477,170
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(4)	4,636,499	4,636,499
Strips III LLC
5.13%, 07/24/06(4)	1,112,609	1,112,609
SunTrust Bank
4.99%, 05/01/07	4,636,499	4,636,761
Tango Finance Corp.
5.22%, 04/25/07(4)	3,199,184	3,198,872
UniCredito Italiano SpA
4.84%, 06/14/06	6,027,449	6,027,372
Union Hamilton Special Funding LLC
4.97%, 09/28/06(4)	4,636,499	4,636,499
US Bank N.A.
5.02%, 09/29/06	2,086,424	2,086,245
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(4)	7,750,841	7,750,841
Wachovia Bank N.A.
5.11%, 05/22/07	9,272,998	9,272,998
Wells Fargo & Co.
5.07%, 06/15/07(4)	2,318,249	2,318,407
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(4)	5,795,624	5,795,546
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(4)	5,744,622	5,725,478
Wind Master Trust
5.08%, 08/25/06-09/25/06(4)	1,565,931	1,565,931

		195,460,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,723,308)		458,723,308

TOTAL INVESTMENTS IN SECURITIES —139.31%
(Cost: $1,669,321,433)		1,565,145,207
Other Assets, Less Liabilities —(39.31)%		(441,649,966)

NET ASSETS —100.00%		$1,123,495,241

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

May 31, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES—26.40%

AEROSPACE & DEFENSE—0.25%
United Technologies Corp.
4.38%, 05/01/10	$8,875,000	$8,514,866

		8,514,866
AUTO MANUFACTURERS—0.76%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	8,875,000	8,571,730
4.05%, 06/04/08	8,875,000	8,599,180
7.30%, 01/15/12	8,875,000	9,303,134

		26,474,044
BANKS—4.17%
Bank of America Corp.
4.50%, 08/01/10	17,750,000	17,069,905
4.88%, 01/15/13	8,875,000	8,453,372
Bank One Corp.
2.63%, 06/30/08	17,750,000	16,763,336
International Bank for Reconstruction & Development
4.13%, 08/12/09(1)	26,625,000	25,813,290
KFW
4.25%, 06/15/10	17,750,000	17,079,589
US Bank N.A.
4.95%, 10/30/14	8,875,000	8,346,052
Wachovia Corp.
3.50%, 08/15/08	17,750,000	17,025,495
5.25%, 08/01/14	8,875,000	8,467,861
Washington Mutual Inc.
4.00%, 01/15/09	8,875,000	8,539,010
Wells Fargo & Co.
4.88%, 01/12/11	8,875,000	8,622,826
5.00%, 11/15/14	8,875,000	8,362,182

		144,542,918
BEVERAGES—0.24%
Diageo Finance BV
5.30%, 10/28/15	8,875,000	8,490,195

		8,490,195
BIOTECHNOLOGY—0.24%
Amgen Inc.
4.00%, 11/18/09	8,875,000	8,428,062

		8,428,062
COMPUTERS—0.25%
International Business Machines Corp.
4.25%, 09/15/09	8,875,000	8,542,254

		8,542,254

DIVERSIFIED FINANCIAL SERVICES—11.67%
American Express Co.
4.88%, 07/15/13	17,750,000	16,904,903
American General Finance Corp.
5.38%, 10/01/12	17,750,000	17,277,637
Ameriprise Financial Inc.
5.35%, 11/15/10	8,875,000	8,726,501
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	17,750,000	16,839,702
Boeing Capital Corp.
5.80%, 01/15/13	8,875,000	8,900,177
CIT Group Funding Company of Canada
4.65%, 07/01/10	17,750,000	17,060,457
Citigroup Inc.
3.50%, 02/01/08	17,750,000	17,199,927
6.00%, 02/21/12	17,750,000	17,956,337
Countrywide Home Loans Inc.
3.25%, 05/21/08	8,875,000	8,487,774
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	8,875,000	9,758,816
General Electric Capital Corp.
3.50%, 05/01/08	8,875,000	8,562,601
5.88%, 02/15/12	17,750,000	17,923,042
6.75%, 03/15/32	8,875,000	9,487,253
Goldman Sachs Group Inc.
3.88%, 01/15/09	17,750,000	17,032,946
5.00%, 10/01/14	8,875,000	8,278,745
Household Finance Corp.
4.63%, 01/15/08	8,875,000	8,753,184
6.38%, 11/27/12	17,750,000	18,202,321
International Lease Finance Corp.
5.63%, 06/01/07	17,750,000	17,764,937
John Deere Capital Corp.
7.00%, 03/15/12	8,875,000	9,375,051
JP Morgan Chase & Co.
5.75%, 01/02/13	8,875,000	8,823,436
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	8,875,000	8,669,952
5.50%, 04/04/16	17,750,000	17,049,214
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	17,750,000	17,181,111
5.00%, 01/15/15	8,875,000	8,302,719
Morgan Stanley
5.05%, 01/21/11	8,875,000	8,637,512
5.30%, 03/01/13	8,875,000	8,539,866
National Rural Utilities
7.25%, 03/01/12	17,750,000	18,931,693
Residential Capital Corp.
6.38%, 06/30/10	8,875,000	8,751,000
SLM Corp.
5.38%, 05/15/14	17,750,000	17,059,515
Sprint Capital Corp.
8.38%, 03/15/12	8,875,000	9,888,800
Unilever Capital Corp.
5.90%, 11/15/32	8,875,000	8,377,832
Verizon Global Funding Corp.
7.75%, 12/01/30	8,875,000	9,508,997

		404,213,958

ELECTRIC—1.00%
Dominion Resources Inc.
5.15%, 07/15/15	8,875,000	8,182,129
Duke Capital LLC
6.25%, 02/15/13	8,875,000	8,986,981
Pacific Gas & Electric Co.
6.05%, 03/01/34	8,875,000	8,353,754
Progress Energy Inc.
7.10%, 03/01/11	8,875,000	9,298,073

		34,820,937
FOOD—0.25%
Kraft Foods Inc.
4.00%, 10/01/08(1)	8,875,000	8,554,815

		8,554,815
FOREST PRODUCTS & PAPER—0.26%
Weyerhaeuser Co.
7.38%, 03/15/32	8,875,000	9,150,744

		9,150,744
HEALTH CARE - SERVICES—0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	8,875,000	8,190,474

		8,190,474
INSURANCE—0.72%
Allstate Corp. (The)
5.55%, 05/09/35	8,875,000	7,792,515
Genworth Financial Inc.
5.75%, 06/15/14	8,875,000	8,736,793
Metlife Inc.
5.00%, 06/15/15	8,875,000	8,299,796

		24,829,104
MANUFACTURING—0.26%
Tyco International Group SA
6.38%, 10/15/11	8,875,000	9,069,783

		9,069,783
MEDIA—0.76%
AOL Time Warner Inc.
7.70%, 05/01/32	8,875,000	9,513,215
News America Inc.
6.20%, 12/15/34	8,875,000	8,003,617
Viacom Inc.
6.25%, 04/30/16(2)	8,875,000	8,652,423

		26,169,255
MINING—0.26%
Alcoa Inc.
6.00%, 01/15/12	8,875,000	8,966,660

		8,966,660
MULTI-NATIONAL—0.49%
European Investment Bank
4.63%, 05/15/14(1)	17,750,000	16,862,228

		16,862,228
OIL & GAS—0.53%
ConocoPhillips
5.90%, 10/15/32	8,875,000	8,509,397
Valero Energy Corp.
7.50%, 04/15/32	8,875,000	9,800,604

		18,310,001

PHARMACEUTICALS—0.75%
Amerisourcebergen Corp.
5.88%, 09/15/15(2)	8,875,000	8,571,641
Bristol-Myers Squibb Co.
5.75%, 10/01/11	8,875,000	8,898,185
Wyeth
5.50%, 02/01/14	8,875,000	8,627,733

		26,097,559
REAL ESTATE—0.23%
EOP Operating LP
4.75%, 03/15/14	8,875,000	8,121,289

		8,121,289
RETAIL—0.75%
Home Depot Inc.
5.40%, 03/01/16	8,875,000	8,557,702
Target Corp.
5.88%, 03/01/12	8,875,000	8,972,496
Wal-Mart Stores Inc.
4.55%, 05/01/13	8,875,000	8,314,057

		25,844,255
SOFTWARE—0.24%
Oracle Corp.
5.25%, 01/15/16(2)	8,875,000	8,290,577

		8,290,577
TELECOMMUNICATIONS—1.54%
AT&T Wireless Services Inc.
7.88%, 03/01/11	17,750,000	19,257,328
BellSouth Corp.
6.00%, 11/15/34	8,875,000	7,916,045
Embarq Corp.
7.08%, 06/01/16	8,875,000	8,885,561
SBC Communications Inc.
5.88%, 02/01/12	8,875,000	8,822,982
Telecom Italia Capital SA
4.00%, 01/15/10	8,875,000	8,342,593

		53,224,509
TELEPHONE—0.28%
AT&T Broadband Corp.
8.38%, 03/15/13	8,875,000	9,880,018

		9,880,018
UTILITIES—0.26%
TXU Energy Co.
7.00%, 03/15/13	8,875,000	9,155,223

		9,155,223

TOTAL CORPORATE BONDS & NOTES
(Cost: $953,348,570)		914,743,728

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(8)—1.83%
Italy (Republic of)
6.00%, 02/22/11	8,875,000	9,052,663
Ontario (Province of)
5.50%, 10/01/08	8,875,000	8,907,062
Quebec (Province of)
7.50%, 09/15/29	8,875,000	10,660,380
United Mexican States
4.63%, 10/08/08	8,875,000	8,657,563
5.63%, 01/15/17	8,875,000	8,262,625
6.38%, 01/16/13	17,750,000	17,756,390

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $65,717,328)		63,296,683

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.23%

ILLINOIS—0.23%
Illinois State, General Obligations
5.10%, 06/01/33	8,875,000	7,961,611

		7,961,611

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $8,565,741)		7,961,611

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—70.27%

MORTGAGE-BACKED SECURITIES—34.81%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/21(3)	46,505,000	43,961,735
5.00%, 06/01/21(3)	54,315,000	52,413,975
5.00%, 06/01/36(3)	73,840,000	69,201,962
5.50%, 06/01/21(3)	63,190,000	62,182,878
5.50%, 06/01/36(3)	153,005,000	147,410,831
6.00%, 06/01/36(3)	100,465,000	99,303,424
Federal National Mortgage Association
4.50%, 06/01/21(3)	46,505,000	44,005,356
5.00%, 06/01/21(3)	82,715,000	79,871,672
5.50%, 06/01/21(3)	37,630,000	37,053,810
5.50%, 06/01/36(3)	197,380,000	190,039,833
6.00%, 06/01/36(3)	173,240,000	171,074,500
6.50%, 06/01/36(3)	86,975,000	87,736,031
Government National Mortgage Association
5.00%, 06/01/36(3)	51,475,000	48,933,422
5.50%, 06/01/36(3)	46,505,000	45,255,178
6.00%, 06/01/36(3)	27,690,000	27,603,469

		1,206,048,076
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.01%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08	128,865,000	123,363,611
4.50%, 01/15/13(1)	72,775,000	69,162,820
6.25%, 07/15/32(1)	20,235,000	21,978,577

Federal National Mortgage Association
4.63%, 01/15/08(1)	88,750,000	87,798,804
5.00%, 04/15/15	23,075,000	22,380,329
7.25%, 01/15/10	53,605,000	56,892,225

		381,576,366
U.S. GOVERNMENT OBLIGATIONS—24.45%
U.S. Treasury Bonds
6.25%, 05/15/30(1)	28,045,000	31,595,218
7.50%, 11/15/16(1)	21,300,000	25,212,383
7.63%, 02/15/25(1)	87,685,000	110,986,403
8.13%, 08/15/19(1)	85,555,000	108,221,944
U.S. Treasury Notes
3.00%, 11/15/07(1)	123,185,000	119,650,819
3.50%, 02/15/10(1)	83,070,000	78,820,971
3.88%, 07/31/07(1)	129,220,000	127,469,065
4.75%, 05/15/14(1)	62,835,000	61,372,828
6.00%, 08/15/09(1)	178,565,000	183,657,668

		846,987,299

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $2,476,415,219)		2,434,611,741

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—57.71%

CERTIFICATES OF DEPOSIT(4)—0.63%
Credit Suisse First Boston NY
5.28%, 04/23/07	811,246	811,246
Toronto-Dominion Bank
3.94%, 07/10/06	4,056,229	4,056,229
Washington Mutual Bank
5.04%, 06/21/06	8,112,458	8,112,458
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	8,923,704	8,923,704

		21,903,637
COMMERCIAL PAPER(4)—5.82%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	7,706,835	7,692,985
Aspen Funding Corp.
5.01%, 06/19/06	6,084,344	6,069,103
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	10,140,573	10,120,299
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	10,140,573	10,108,470
Bryant Park Funding LLC
5.02%, 06/20/06	6,489,967	6,472,789
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	6,084,344	6,064,196
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	8,249,072	8,244,766
CC USA Inc.
5.03%, 10/24/06	1,622,492	1,589,620

Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	9,454,259	9,443,269
Charta LLC
4.96%, 06/21/06-06/23/06	6,895,590	6,875,247
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	7,301,213	7,278,388
Curzon Funding LLC
5.01%, 06/15/06	2,028,115	2,024,163
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	3,408,206	3,401,566
Falcon Asset Securitization Corp.
5.01%, 06/09/06	4,056,229	4,051,713
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	9,145,337	9,117,602
General Electric Capital Corp.
4.96%, 06/29/06	5,273,098	5,252,776
General Electric Co.
5.00%, 06/30/06	3,650,606	3,635,902
Giro Funding Corp.
5.02%, 06/27/06	4,056,229	4,041,523
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	2,758,236	2,703,048
Household Finance Corp.
5.04%, 06/06/06	6,489,967	6,485,424
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	18,826,825	18,800,525
KKR Atlantic Funding Trust
5.06%, 06/22/06	4,056,229	4,044,257
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	12,572,282	12,531,239
Lexington Parker Capital
5.02%, 06/19/06	4,091,194	4,080,925
Mont Blanc Capital Corp.
5.01%, 06/21/06	6,074,771	6,057,863
Park Granada LLC
4.96%, 06/19/06	3,772,293	3,762,938
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	5,678,721	5,662,212
Scaldis Capital LLC
5.01%, 06/07/06	8,112,458	8,105,684
Sydney Capital Corp.
5.01%, 06/07/06	2,765,537	2,763,228
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,450,125	2,445,389
Tulip Funding Corp.
5.00%, 06/01/06	4,056,229	4,056,229
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	8,518,081	8,495,826

		201,479,164
MEDIUM-TERM NOTES(4)—0.85%
Bank of America N.A.
5.28%, 04/20/07	2,028,115	2,028,115
K2 USA LLC
3.94%, 07/07/06	4,867,475	4,867,451
Marshall & Ilsley Bank
5.18%, 12/15/06	8,112,458	8,127,526
Sigma Finance Inc.
5.13%, 03/30/07	2,839,360	2,839,360
Toronto-Dominion Bank
3.81%, 06/20/06	10,140,573	10,140,624
US Bank N.A.
2.85%, 11/15/06	1,622,492	1,608,830

		29,611,906

MONEY MARKET FUNDS—32.42%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.98%(5)(6)	1,123,100,402	1,123,100,402

		1,123,100,402
REPURCHASE AGREEMENTS—7.33%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $20,283,980 (collateralized by U.S. Government obligations, value $22,774,877, 5.00% to 5.50%, 2/1/34 to 7/1/34).(4)	$20,281,146	20,281,146
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $28,397,637 (collateralized by non-U.S. Government debt securities, value $28,986,207, 2.88% to 9.46%, 8/1/06 to 11/15/33).(4)	28,393,604	28,393,604
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $12,170,420 (collateralized by non-U.S. Government debt securities, value $13,397,322, 0.47% to 7.40%, 2/25/31 to 11/10/42).(4)	12,168,688	12,168,688
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $20,284,026 (collateralized by non-U.S. Government debt securities, value $21,313,387, 4.38% to 5.79%, 5/25/34 to 4/25/36).(4)	20,281,146	20,281,146
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $4,056,816 (collateralized by non-U.S. Government debt securities, value $4,649,165, 0.00% to 10.00%, 6/1/06 to 5/31/36).(4)	4,056,229	4,056,229
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $20,283,985 (collateralized by U.S. Government obligations, value $20,704,433, 4.50% to 7.50%, 12/1/19 to 12/1/35).(4)	20,281,146	20,281,146
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $8,113,610 (collateralized by non-U.S. Government debt securities, value $8,281,773, 0.00% to 10.00%, 6/1/06 to 5/31/36).(4)	8,112,458	8,112,458
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $12,170,450 (collateralized by non-U.S. Government debt securities, value $12,788,032, 0.00% to 10.00%, 6/1/06 to 5/31/36).(4)	12,168,688	12,168,688
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $95,194,405 (collateralized by U.S. Government obligations, value $97,085,806, 4.75%, 11/15/08).	95,182,163	95,182,163

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $16,227,225 (collateralized by non-U.S. Government debt securities, value $16,725,954, 4.00% to 8.25%, 11/16/06 to 12/1/25).(4)	16,224,917	16,224,917
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $8,113,610 (collateralized by non-U.S. Government debt securities, value $8,513,811, 4.38% to 5.77%, 6/26/06 to 6/25/36).(4)	8,112,458	8,112,458
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,839,771 (collateralized by non-U.S. Government debt securities, value $3,577,336, 0.00% to 10.00%, 6/1/06 to 5/31/36).(4)	2,839,360	2,839,360
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $5,985,064 (collateralized by non-U.S. Government debt securities, value $6,775,402, 0.00% to 10.00%, 6/1/06 to 5/31/36).(4)(7)	5,678,721	5,678,721

		253,780,724
TIME DEPOSITS(4)—0.79%
Societe Generale
5.08%, 06/01/06	12,168,688	12,168,688
SunTrust Bank
5.00%, 06/01/06	15,317,457	15,317,457

		27,486,145
VARIABLE & FLOATING RATE NOTES(4)—9.87%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(2)	20,767,893	20,770,979
American Express Bank
5.04%, 07/19/06	2,028,115	2,028,115
American Express Centurion Bank
5.05%, 06/29/06	3,244,983	3,244,983
American Express Credit Corp.
5.16%, 03/05/07	2,433,738	2,435,245
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(2)	5,273,098	5,273,098
Beta Finance Inc.
5.16%, 06/27/07(2)	3,650,606	3,652,208
BMW US Capital LLC
5.08%, 05/16/07(2)	8,112,458	8,112,458
BNP Paribas
5.14%, 05/18/07(2)	15,008,048	15,008,048
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(2)	1,460,242	1,460,243
Commodore CDO Ltd.
4.97%, 12/12/06(2)	2,028,115	2,028,115
Cullinan Finance Corp.
5.36%, 04/25/07(2)	2,028,115	2,028,115
DEPFA Bank PLC
4.92%, 03/15/07	8,112,458	8,112,458
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(2)	6,976,714	6,978,647
Eli Lilly Services Inc.
4.80%, 06/01/07(2)	8,112,458	8,112,458
Fifth Third Bancorp.
5.06%, 01/23/07(2)	16,224,917	16,224,917

First Tennessee Bank N.A.
5.21%, 08/25/06	2,433,738	2,433,790
General Electric Capital Corp.
4.95%, 06/08/07	3,650,606	3,653,067
Hartford Life Global Funding Trusts
5.10%, 06/15/07	8,112,458	8,112,458
HBOS Treasury Services PLC
5.00%, 04/24/07(2)	8,112,458	8,112,458
K2 USA LLC
5.20%, 04/02/07(2)	2,839,360	2,839,360
Leafs LLC
5.08%, 01/22/07-02/20/07(2)	8,481,741	8,481,741
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(2)	8,923,704	8,922,849
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(2)	3,942,574	3,942,574
Marshall & Ilsley Bank
4.88%, 06/15/07	4,461,852	4,461,852
Metropolitan Life Global Funding I
5.08%, 06/06/07(2)	12,168,688	12,168,688
Mortgage Interest Networking Trust
5.30%, 08/25/06(2)	1,022,170	1,022,722
Natexis Banques Populaires
5.06%, 05/15/07(2)	6,084,344	6,084,344
National City Bank of Indiana
5.17%, 05/21/07	4,056,229	4,056,561
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(2)	21,903,638	21,904,320
Newcastle Ltd.
5.10%, 04/24/07(2)	2,859,642	2,858,884
Northern Rock PLC
5.08%, 05/03/07(2)	9,734,950	9,735,212
Permanent Financing PLC
5.04%, 06/12/06(2)	7,057,839	7,057,839
Pfizer Investment Capital PLC
5.04%, 02/15/07(2)	8,112,458	8,112,458
Principal Life Global Funding I
5.54%, 02/08/07	3,650,606	3,662,406
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(2)	6,084,344	6,083,986
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(2)	8,112,458	8,112,458
Strips III LLC
5.13%, 07/24/06(2)	1,946,727	1,946,727
SunTrust Bank
4.99%, 05/01/07	8,112,458	8,112,917
Tango Finance Corp.
5.22%, 04/25/07(2)	5,597,596	5,597,051
UniCredito Italiano SpA
4.84%, 06/14/06	10,546,196	10,546,063
Union Hamilton Special Funding LLC
4.97%, 09/28/06(2)	8,112,458	8,112,458
US Bank N.A.
5.02%, 09/29/06	3,650,606	3,650,292
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(2)	13,561,608	13,561,608
Wachovia Bank N.A.
5.11%, 05/22/07	16,224,917	16,224,917
Wells Fargo & Co.
5.07%, 06/15/07(2)	4,056,229	4,056,504

WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(2)	10,140,573	10,140,438
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(2)	10,051,336	10,017,841
Wind Master Trust
5.08%, 08/25/06-09/25/06(2)	2,739,902	2,739,902

		341,996,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,999,358,810)		1,999,358,810

TOTAL INVESTMENTS IN SECURITIES —156.44%
(Cost: $5,503,405,668)		5,419,972,573
Other Assets, Less Liabilities —(56.44)%		(1,955,406,373)

NET ASSETS —100.00%		$3,464,566,200

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	Investments are denominated in U.S. dollars.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

May 31, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.58%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10(1)	$314,759,295	$298,703,423
1.63%, 01/15/15(1)	233,823,465	219,499,439
1.88%, 07/15/13(1)	223,514,130	216,106,872
1.88%, 07/15/15(1)	196,417,575	187,731,990
2.00%, 01/15/14	260,282,048	252,939,491
2.00%, 07/15/14	202,285,508	196,249,308
2.00%, 01/15/16(1)	184,563,270	177,584,933
2.00%, 01/15/26	120,777,600	111,914,940
2.38%, 04/15/11(1)	105,676,200	105,940,391
2.38%, 01/15/25(1)	294,088,950	289,471,754
3.00%, 07/15/12(1)	272,899,200	283,176,584
3.38%, 01/15/12	79,313,910	83,750,729
3.38%, 04/15/32	48,956,205	58,609,879
3.50%, 01/15/11(1)	144,619,020	152,438,570
3.63%, 01/15/08(1)	203,096,768	208,285,890
3.63%, 04/15/28	188,970,300	226,853,176
3.88%, 01/15/09(1)	168,095,040	175,620,655
3.88%, 04/15/29	231,032,295	289,169,262
4.25%, 01/15/10(1)	141,590,295	151,712,585

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,817,118,946)		3,685,759,871

Security	Principal	Value
SHORT-TERM INVESTMENTS—45.91%

CERTIFICATES OF DEPOSIT(2)—1.29%
Credit Suisse First Boston NY
5.28%, 04/23/07	1,779,945	1,779,945
Toronto-Dominion Bank
3.94%, 07/10/06	8,899,724	8,899,724
Washington Mutual Bank
5.04%, 06/21/06	17,799,447	17,799,447
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	19,579,392	19,579,392

		48,058,508
COMMERCIAL PAPER(2)—11.82%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	16,909,475	16,879,090
Aspen Funding Corp.
5.01%, 06/19/06	13,349,586	13,316,145
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	22,249,309	22,204,825
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	22,249,309	22,178,872
Bryant Park Funding LLC
5.02%, 06/20/06	14,239,558	14,201,869
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	13,349,586	13,305,379
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	18,099,190	18,089,741

CC USA Inc.
5.03%, 10/24/06	3,559,889	3,487,767
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	20,743,476	20,719,361
Charta LLC
4.96%, 06/21/06-06/23/06	15,129,530	15,084,897
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	16,019,503	15,969,423
Curzon Funding LLC
5.01%, 06/15/06	4,449,862	4,441,192
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	7,477,904	7,463,336
Falcon Asset Securitization Corp.
5.01%, 06/09/06	8,899,724	8,889,815
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	20,065,673	20,004,822
General Electric Capital Corp.
4.96%, 06/29/06	11,569,641	11,525,053
General Electric Co.
5.00%, 06/30/06	8,009,751	7,977,490
Giro Funding Corp.
5.02%, 06/27/06	8,899,724	8,867,457
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	6,051,812	5,930,726
Household Finance Corp.
5.04%, 06/06/06	14,239,558	14,229,590
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	41,307,711	41,250,005
KKR Atlantic Funding Trust
5.06%, 06/22/06	8,899,724	8,873,455
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	27,584,694	27,494,641
Lexington Parker Capital
5.02%, 06/19/06	8,976,439	8,953,908
Mont Blanc Capital Corp.
5.01%, 06/21/06	13,328,582	13,291,484
Park Granada LLC
4.96%, 06/19/06	8,276,743	8,256,217
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	12,459,613	12,423,392
Scaldis Capital LLC
5.01%, 06/07/06	17,799,447	17,784,585
Sydney Capital Corp.
5.01%, 06/07/06	6,067,832	6,062,765
Thunder Bay Funding Inc.
4.97%, 06/15/06	5,375,789	5,365,399
Tulip Funding Corp.
5.00%, 06/01/06	8,899,724	8,899,724
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	18,689,420	18,640,589

		442,063,014
MEDIUM-TERM NOTES(2)—1.74%
Bank of America N.A.
5.28%, 04/20/07	4,449,862	4,449,862
K2 USA LLC
3.94%, 07/07/06	10,679,668	10,679,616
Marshall & Ilsley Bank
5.18%, 12/15/06	17,799,447	17,832,507
Sigma Finance Inc.
5.13%, 03/30/07	6,229,807	6,229,807
Toronto-Dominion Bank
3.81%, 06/20/06	22,249,309	22,249,422
US Bank N.A.
2.85%, 11/15/06	3,559,889	3,529,915

		64,971,129

REPURCHASE AGREEMENTS—9.38%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $44,504,835 (collateralized by U.S. Government obligations, value $49,970,084, 5.00% to 5.50%, 2/1/34 to 7/1/34).(2)	44,498,618	44,498,618
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $62,306,914 (collateralized by non-U.S. Government debt securities, value $63,598,288, 2.88% to 9.46%, 8/1/06 to 11/15/33).(2)	62,298,066	62,298,066
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $26,702,970 (collateralized by non-U.S. Government debt securities, value $29,394,904, 0.47% to 7.40%, 2/25/31 to 11/10/42).(2)	26,699,171	26,699,171
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $44,504,938 (collateralized by non-U.S. Government debt securities, value $46,763,447, 4.38% to 5.79%, 5/25/34 to 4/25/36).(2)	44,498,618	44,498,618
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $8,901,013 (collateralized by non-U.S. Government debt securities, value $10,200,677, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	8,899,724	8,899,724
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $44,504,848 (collateralized by U.S. Government obligations, value $45,427,349, 4.50% to 7.50%, 12/1/19 to 12/1/35).(2)	44,498,618	44,498,618
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $17,801,975 (collateralized by non-U.S. Government debt securities, value $18,170,940, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	17,799,447	17,799,447
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $26,703,037 (collateralized by non-U.S. Government debt securities, value $28,058,068, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	26,699,171	26,699,171
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.63%, due 6/1/06, maturity value $2,577,273 (collateralized by U.S. Government obligations, value $2,628,480, 4.75%, 11/15/08).	2,576,941	2,576,941
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $35,603,958 (collateralized by non-U.S. Government debt securities, value $36,698,215, 4.00% to 8.25%, 11/16/06 to 12/1/25).(2)	35,598,895	35,598,895
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $17,801,975 (collateralized by non-U.S. Government debt securities, value $18,680,051, 4.38% to 5.77%, 6/26/06 to 6/25/36).(2)	17,799,447	17,799,447
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $6,230,709 (collateralized by non-U.S. Government debt securities, value $7,848,990, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)	6,229,807	6,229,807
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $13,131,756 (collateralized by non-U.S. Government debt securities, value $14,865,829, 0.00% to 10.00%, 6/1/06 to 5/31/36).(2)(3)	12,459,613	12,459,613

		350,556,136

TIME DEPOSITS(2)—1.61%
Societe Generale
5.08%, 06/01/06	26,699,171	26,699,171
SunTrust Bank
5.00%, 06/01/06	33,607,849	33,607,849

		60,307,020
VARIABLE & FLOATING RATE NOTES(2)—20.07%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(4)	45,566,585	45,573,352
American Express Bank
5.04%, 07/19/06	4,449,862	4,449,862
American Express Centurion Bank
5.05%, 06/29/06	7,119,779	7,119,779
American Express Credit Corp.
5.16%, 03/05/07	5,339,834	5,343,142
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(4)	11,569,641	11,569,641
Beta Finance Inc.
5.16%, 06/27/07(4)	8,009,751	8,013,266
BMW US Capital LLC
5.08%, 05/16/07(4)	17,799,447	17,799,447
BNP Paribas
5.14%, 05/18/07(4)	32,928,978	32,928,978
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(4)	3,203,901	3,203,901
Commodore CDO Ltd.
4.97%, 12/12/06(4)	4,449,862	4,449,862
Cullinan Finance Corp.
5.36%, 04/25/07(4)	4,449,862	4,449,862
DEPFA Bank PLC
4.92%, 03/15/07	17,799,447	17,799,447
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(4)	15,307,525	15,311,766
Eli Lilly Services Inc.
4.80%, 06/01/07(4)	17,799,447	17,799,447
Fifth Third Bancorp.
5.06%, 01/23/07(4)	35,598,895	35,598,895
First Tennessee Bank N.A.
5.21%, 08/25/06	5,339,834	5,339,948
General Electric Capital Corp.
4.95%, 06/08/07	8,009,751	8,015,150
Hartford Life Global Funding Trusts
5.10%, 06/15/07	17,799,447	17,799,447
HBOS Treasury Services PLC
5.00%, 04/24/07(4)	17,799,447	17,799,447
K2 USA LLC
5.20%, 04/02/07(4)	6,229,807	6,229,807
Leafs LLC
5.08%, 01/22/07-02/20/07(4)	18,609,686	18,609,686
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(4)	19,579,392	19,577,517
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(4)	8,650,353	8,650,353
Marshall & Ilsley Bank
4.88%, 06/15/07	9,789,696	9,789,696
Metropolitan Life Global Funding I
5.08%, 06/06/07(4)	26,699,171	26,699,171
Mortgage Interest Networking Trust
5.30%, 08/25/06(4)	2,242,730	2,243,943
Natexis Banques Populaires
5.06%, 05/15/07(4)	13,349,586	13,349,586
National City Bank of Indiana
5.17%, 05/21/07	8,899,724	8,900,451
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(4)	48,058,508	48,060,005

Newcastle Ltd.
5.10%, 04/24/07(4)	6,274,305	6,272,642
Northern Rock PLC
5.08%, 05/03/07(4)	21,359,337	21,359,912
Permanent Financing PLC
5.04%, 06/12/06(4)	15,485,519	15,485,521
Pfizer Investment Capital PLC
5.04%, 02/15/07(4)	17,799,447	17,799,447
Principal Life Global Funding I
5.54%, 02/08/07	8,009,751	8,035,641
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(4)	13,349,586	13,348,800
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(4)	17,799,447	17,799,447
Strips III LLC
5.13%, 07/24/06(4)	4,271,290	4,271,290
SunTrust Bank
4.99%, 05/01/07	17,799,447	17,800,454
Tango Finance Corp.
5.22%, 04/25/07(4)	12,281,619	12,280,422
UniCredito Italiano SpA
4.84%, 06/14/06	23,139,282	23,138,989
Union Hamilton Special Funding LLC
4.97%, 09/28/06(4)	17,799,447	17,799,447
US Bank N.A.
5.02%, 09/29/06	8,009,751	8,009,061
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(4)	29,755,361	29,755,361
Wachovia Bank N.A.
5.11%, 05/22/07	35,598,895	35,598,895
Wells Fargo & Co.
5.07%, 06/15/07(4)	8,899,724	8,900,327
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(4)	22,249,309	22,249,014
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(4)	22,053,515	21,980,025
Wind Master Trust
5.08%, 08/25/06-09/25/06(4)	6,011,585	6,011,586

		750,371,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,716,326,942)		1,716,326,942

TOTAL INVESTMENTS IN SECURITIES —144.49%
(Cost: $5,533,445,888)		5,402,086,813
Other Assets, Less Liabilities —(44.49)%		(1,663,313,965)

NET ASSETS —100.00%		$3,738,772,848

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of May 31, 2006, the Trust offered 87 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares GS $ InvesTopTM Corporate Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund, (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to shareholders. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of May 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
GS $ InvesTopTM Corporate	$2,437,305,281	$1,069,898	$(97,031,214)	$(95,961,316)
Lehman 1-3 Year Treasury	6,500,999,395	2,411	(57,212,000)	(57,209,589)
Lehman 7-10 Year Treasury	1,968,194,938	1,593	(57,638,284)	(57,636,691)
Lehman 20+ Year Treasury	1,670,587,553	—	(105,442,346)	(105,442,346)
Lehman Aggregate	5,522,373,556	93,370	(102,494,353)	(102,400,983)
Lehman TIPS	5,550,953,252	—	(148,866,439)	(148,866,439)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF, and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF, and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF, and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by the iShares Lehman Aggregate Bond Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended May 31, 2006, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Lehman Aggregate
PMMF	1,011,836	156,355	45,091	1,123,100	$1,123,100,402	$12,813,015

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of May 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: July 21, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: July 21, 2006